INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

(US $ millions)	Cost	Accumulated Amortization	Net Book Value
December 31, 2016	$39	$(17)	$22
Additions	4	(2)	2
Effect of foreign exchange	1	(1)	—
December 31, 2017	44	(20)	24
Additions	1	(3)	(2)
Effect of foreign exchange	(2)	—	(2)
December 31, 2018	$43	$(23)	$20